Summary of Significant Accounting Policies (Details) - Property, Plant and Equipment, Estimated Useful Lives	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years